Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0000092230
Registrant Name	TRUIST FINANCIAL CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES